Derivative Instruments (Details) - USD ($)	Feb. 28, 2017	Feb. 29, 2016	Apr. 30, 2012
Designated as hedging instrument [Member] | Foreign currency contracts [Member]
Derivative [Line Items]
Aggregate notional value of derivative instruments	$ 981,700,000	$ 731,600,000
Designated as hedging instrument [Member] | Interest rate swap contracts [Member]
Derivative [Line Items]
Aggregate notional value of derivative instruments	250,000,000	600,000,000
Not designated as hedging instrument [Member] | Foreign currency contracts [Member]
Derivative [Line Items]
Aggregate notional value of derivative instruments	389,900,000	975,600,000
Not designated as hedging instrument [Member] | Interest rate swap contracts [Member]
Derivative [Line Items]
Aggregate notional value of derivative instruments	0	1,000,000,000	$ 500,000,000.0
Not designated as hedging instrument [Member] | Commodity derivative contracts [Member]
Derivative [Line Items]
Aggregate notional value of derivative instruments	$ 153,200,000	$ 198,700,000